Shareholder Report, Line Graph (Details) 194404_Horizon Kinetics Inflation Beneficiaries ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2021	Dec. 31, 2025
Horizon Kinetics Inflation Beneficiaries ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Horizon Kinetics Inflation Beneficiaries ETF NAV
Accumulated Value	$ 16,243	$ 13,169	$ 12,928	$ 12,605	$ 10,000	$ 19,160
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	16,441	13,151	10,413	12,716	10,000	$ 19,381
S&P Goldman Sachs Commodity Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Goldman Sachs Commodity Index TR
Accumulated Value	17,794	16,288	17,014	13,505	10,001	$ 19,060
MSCI ACWI All Cap Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI All Cap Index Net (USD)
Accumulated Value	$ 13,334	$ 11,467	$ 9,441	$ 11,576	$ 10,000	$ 16,285